Cover	Jun. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed as Amendment No. 1 (this "Amendment") to the Current Report on Form 8-K of TransCode Therapeutics, Inc. (the "Company") originally filed with the Securities and Exchange Commission (the "SEC") on June 13, 2024 (the "Original Filing"). The Original Filing reported the final voting results of the Company's 2024 Annual Meeting of Shareholders held on June 13, 2024 (the "Annual Meeting"). The sole purpose of this Amendment is to correct a mistake that not all matters submitted to a vote of the Company's stockholders at the Annual Meeting were approved.
Document Period End Date	Jun. 13, 2024
Entity File Number	001-40363
Entity Registrant Name	TransCode Therapeutics, Inc.
Entity Central Index Key	0001829635
Entity Tax Identification Number	81-1065054
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6 Liberty Square
Entity Address, Address Line Two	#2382
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	857
Local Phone Number	837-3099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RNAZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false